Prior year information comparable to transition period (unaudited) (Details)	Jun. 30, 2012 USD ($)		Jun. 30, 2012 CNY		Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Jun. 30, 2010 Prior Year Information Comparable To Transition Period [Member] USD ($)	Jun. 30, 2010 Prior Year Information Comparable To Transition Period [Member] CNY	Dec. 31, 2009 Prior Year Information Comparable To Transition Period [Member] CNY
ASSETS
Cash and cash equivalents	$ 25,955,000		164,890,000		$ 14,760,000	93,771,000		358,228,000		737,825,000	1,176,767,000	$ 604,892,000	604,892,000	737,825,000
Accounts receivable	152,816,000		970,839,000			1,122,810,000		284,000				247,000
Inventories	207,450,000		1,317,931,000			1,386,626,000		74,368,000				15,166,000
Prepayments and other current assets (net of allowance for doubtful accounts related to other current assets of RMB60 , RMB60 and RMB4,140 (US$651) at December 31, 2010, June 30, 2011 and June 30, 2012, respectively)	44,217,000		280,911,000			132,585,000		19,046,000				7,067,000
Assets held for sale	4,375,000		27,794,000			2,705,909,000		0				278,103,000
Total current assets	506,170,000		3,215,695,000			6,039,404,000		589,226,000					905,475,000
Non-current assets:
Property, plant and equipment, net	70,407,000		447,296,000			485,294,000		6,245,000					24,370,000
Investment at fair value	0		0			0		403,490,000					511,899,000
Investment under equity method	9,964,000		63,304,000			61,300,000		47,894,000					6,995,000
Intangible assets, net	58,528,000		371,825,000			398,465,000		353,026,000					364,464,000
Goodwill	140,565,000		893,009,000			893,009,000		10,135,000					10,135,000
Non-current prepayments	6,322,000	[1]	40,165,000	[1]		40,158,000	[1]	40,258,000	[1]				40,247,000
Deferred tax assets	11,703,000		74,350,000			44,795,000		2,032,000					3,480,000
Assets held for sale-noncurrent	0		0			1,499,000		0					17,079,000
Total non-current assets	315,459,000		2,004,111,000			1,984,087,000		1,028,524,000					1,139,948,000
Total assets	821,629,000		5,219,806,000			8,023,491,000		1,617,750,000		2,006,153,000			2,037,844,000
LIABILITIES AND SHAREHOLDER'S EQUITY
Short-term bank borrowings, and current portion of long-term bank borrowings	93,288,000		592,661,000			485,885,000		59,604,000					122,236,000
Income tax payable	0		0			2,535,000		338,000					2,477,000
Accounts payable	133,009,000		845,005,000			735,673,000		177,000					145,000
Accrued expenses and other liabilities	54,163,000		344,094,000			493,914,000		51,030,000					52,421,000
Liabilities classified as held for sale	0		0			2,236,559,000		0					55,960,000
Total current liabilities	282,322,000		1,793,590,000			4,012,362,000		153,992,000					233,239,000
Non-current liabilities:
Deferred Tax Liabilities, Net, Noncurrent													191,154,000
Total non-current liabilities	132,711,000		843,112,000			1,366,046,000		0					191,154,000
Total liabilities	415,033,000		2,636,702,000			5,378,408,000		153,992,000		293,667,000			424,393,000
Shareholders' equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 125,160,000shares issued and outstanding at June 30, 2010)	0		0			0		0				0
Additional paid-in capital	358,114,000		2,275,099,000			2,271,492,000		2,285,611,000				2,390,036,000
Statutory reserves	131,000		834,000			237,000		237,000				76,954,000
Accumulated other comprehensive loss	(15,532,000)		(98,678,000)			(123,425,000)		(95,147,000)				(80,808,000)
Accumulated deficit	(114,629,000)		(728,240,000)			(708,576,000)		(726,943,000)				(772,731,000)
Total Equity	406,596,000		2,583,104,000			2,645,083,000		1,463,758,000		1,712,486,000	1,835,560,000	1,613,451,000
Total liabilities and shareholders equity	$ 821,629,000		5,219,806,000			8,023,491,000		1,617,750,000					2,037,844,000

[1]	As of December 31, 2010, June 30, 2011 and June 30, 2012, the Company prepaid RMB 40 million for leasing one parcel of land for an extended lease term from December 31, 2028 (expiration of its land use right) to December 31, 2038.